21. Discontinued operations (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Assets held for sale	$ 0	$ 748,866
Labilities associated with assets held for sale	0	(352,015)
Net assets held for sale	$ 0	369,851
Deferred income tax liabilities
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Labilities associated with assets held for sale		(152,039)
Compensation and employee benefits liabilities
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Labilities associated with assets held for sale		(6,513)
Provisions
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Labilities associated with assets held for sale		(193,463)
Property, plant and equipment
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Assets held for sale		710,343
Inventories
DisclosureOfDiscontinuedOperationsLineItems [Line Items]
Assets held for sale		$ 38,523